SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Non-Controlling Interest in Subsidiary		$ (1,164)
Prepaid expenses - current portion	292,540	463,737
Prepaid expenses - long-term portion		37,759
Exploration Cost Incurred	$ 4,842,781